THRIVENT SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota 55415

February 28, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Thrivent Series Fund, Inc.
Form N-CSR Annual Report
1940 Act File No. 811-04603

Ladies and Gentlemen:

On behalf of Thrivent Series Fund, Inc. (the “Registrant”), I am transmitting herewith for filing electronically with the SEC a copy of Registrant’s Annual Report on Form N-CSR.

If you have any questions, please call me at (612) 844-5704.

Sincerely,

/s/ John L. Sullivan
John L. Sullivan
Assistant Secretary